Earnings per Common Share	12 Months Ended
Dec. 31, 2016
Income/ (Loss) per Common Share [Abstract]
EARNINGS PER COMMON SHARE
NOTE 19: EARNINGS PER COMMON SHARE
Earnings per share is calculated by dividing net income attributable to common stockholders by the weighted average number of shares of common stock of Navios Acquisition outstanding during the period.
Net income for the years ended December 31, 2016, 2015 and 2014 was adjusted for the purposes of earnings per share calculation, for the dividends on Series B Preferred Shares, Series D preferred shares, restricted shares and for the undistributed (income) that is attributable to Series C preferred stock.

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Numerator:
Net income	$62,878	$89,737	$13,047
Less:
Dividend declared on preferred shares Series B	—	(78)	(108)
Dividend declared on preferred shares Series D	—	(281)	(642)
Dividend declared on restricted shares	(105)	(245)	(385)
Undistributed (income) attributable to Series C participating preferred shares	(3,058)	(4,337)	(541)
Net income attributable to common stockholders, basic	$59,715	$84,796	$11,371
Plus:
Dividend declared on preferred shares Series B	—	78	—
Dividend declared on preferred shares Series D	—	281	—
Dividend declared on restricted shares	105	245	—
Undistributed income attributable to Series C participating preferred shares	—	—	541
Net income attributable to common stockholders, diluted	59,820	85,400	11,912
Denominator:
Denominator for basic net income per share — weighted average shares	149,932,713	150,025,086	147,606,448
Series A preferred stock	232,787	1,200,000	1,200,000
Series B preferred stock	—	156,893	—
Series C preferred stock	—	—	7,676,000
Series D preferred stock	—	647,758	—
Restricted shares	570,656	1,270,658	—
Denominator for diluted net income per share — adjusted weighted average shares	150,736,156	153,300,395	156,482,448
Basic net earnings per share	$0.40	$0.57	$0.08
Diluted net earnings per share	$0.40	$0.56	$0.08

Potential common shares of 9,176,000 for the year ended December 31, 2016 (which includes Series C Preferred Stock and stock options) and December 31, 2015 (which includes Series C Preferred Stock and stock options), and 4,830,286 for the year ended December 31, 2014 (which includes Series B and Series D Preferred Stock, restricted stock and stock options) have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) and are therefore excluded from the calculation of diluted earnings per share.